Shareholder Fees - FidelityDisruptiveETFs-ComboPRO	Sep. 29, 2023 USD ($)
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Automation ETF
Shareholder Fees:
(fees paid directly from your investment)	none